SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Oct. 02, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Write-off of inventories		$ 129	$ 147	$ 113
Advertising expenses		$ 1,459	$ 1,337	$ 1,214
Anti-dilutive securities		20,125	202,000	64,000
Stock-based compensation expense		$ 380	$ 320	$ 309
Severance expenses		399	303	292
Bad debt expense		802	511	98
Goodwill, Impairment Loss				758
Unrecognized Tax Benefits		$ 127	$ 0	$ 0
Stock Issued During Period, Shares, Issued for Services	2,519,544
Issued and Outstanding Share Capital,Percentage	12.00%
Finite-Lived Intangible Assets [Member]
Significant Accounting Policies [Line Items]
Discount Rate For Cash Flows				25.00%
Long Term Growth Rate				7.10%
Projected Future Cash Flow Years				5 years
Impairment of Intangible Assets, Finite-lived				$ 159